Cover	Feb. 03, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Amendment No. 1
Document Period End Date	Feb. 03, 2023
Entity File Number	000-55000
Entity Registrant Name	Earth Science Tech Inc.
Entity Central Index Key	0001538495
Entity Tax Identification Number	80-0961484
Entity Incorporation, State or Country Code	FL
Entity Address, Address Line One	8950 SW 74th Court
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33156
City Area Code	(786)
Local Phone Number	375-7281
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false